Accounts payable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable [Abstract]
Accounts payable
	As at December 31,	As at December 31,
USD'000	2020	2019
Trade creditors	4,608	5,482
Factors or other financial institutions for borrowings	178	888
Accounts payable to Board Members	1,580	117
Accounts payable to other related parties	172	2
Accounts payable to underwriters, promoters, and employees	2,985	2,229
Other accounts payable	3,576	1,995
Total accounts payable	13,099	10,713